BORROWINGS - Summary of Corporate Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - Corporate borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (12)	$ (10)
Additional financing fees	(7)	(3)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$ (18)	$ (12)